EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFITS [Abstract]
EMPLOYEE BENEFITS

NOTE 22 - EMPLOYEE BENEFITS

	As of	As of
	December, 31,	December 31,
	2022	2021
	ThUS$	ThUS$

Retirements payments	45,076	35,075
Resignation payments	6,365	5,817
Other obligations	42,047	15,341
Total liability for employee benefits	93,488	56,233

(a) The movement in retirements, resignations and other obligations:

		Increase (decrease)		Actuarial
	Opening	current service	Benefits	(gains)	Currency	Closing
	balance	provision	paid	losses	translation	balance
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

From January 1 to December 31, 2020	93,570	(18,759)	(8,634)	3,968	3,971	74,116
From January 1 to December 31, 2021	74,116	(11,391)	(5,136)	10,018	(11,374)	56,233
From January 1 to December 31, 2022	56,233	53,254	(4,375)	(9,935)	(1,689)	93,488

The main assumptions used in the calculation of the provision in Chile are presented below:

	For the period ended
	December 31,
Assumptions	2022	2021

Discount rate	5.37%	5.81%
Expected rate of salary increase	5.23%	3.00%
Rate of turnover	5.14%	5.14%
Mortality rate	RV-2014	RV-2014
Inflation rate	3.61%	3.44%
Retirement age of women	60	60
Retirement age of men	65	65

The discount rate is based on the bonds issued by the Central Bank of Chile with a maturity of 20 years. The RV-2014 mortality tables correspond to those established by the Commission for the Financial Market of Chile. The inflation rates are based on the yield curves of the long term nominal and inflation adjusted bonds issued by the Central Bank of Chile.

The calculation of the present value of the defined benefit obligation is sensitive to the variation of some actuarial assumptions such as discount rate, salary increase, rotation and inflation.

The sensitivity analysis for these variables is presented below:

	Effect on the liability
	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$

Discount rate
Change in the accrued liability an closing for increase in 100 p.b.	(3,308)	(2,642)
Change in the accrued liability an closing for decrease of 100 p.b.	3,724	2,959
Rate of wage growth
Change in the accrued liability an closing for increase in 100 p.b.	3,520	2,849
Change in the accrued liability an closing for decrease of 100 p.b.	(3,216)	(2,613)

(b)	The liability for short-term:

	As of	As of
	December 31,	December 31,
	2022	2021
	ThUS$	ThUS$

Profit-sharing and bonuses (*)	74,802	58,153

(*)	Accounts payables to employees (Note 19 letter b)

The participation in profits and bonuses related to an annual incentive plan for achievement of certain objectives.

(c)	Employment expenses are detailed below:

	For the period ended
	December 31,
	2022	2021	2020
	ThUS$	ThUS$	ThUS$

Salaries and wages	(1,024,304)	(825,792)	(850,557)
Short-term employee benefits	(121,882)	(122,650)	(41,259)
Other personnel expenses	(120,150)	(93,457)	(70,244)
Total	(1,266,336)	(1,041,899)	(962,060)